Fees Summary	Oct. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,650.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of Mandatory Convertible Preferred Stock. The maximum aggregate offering price of that offering is $1,500,000,000.00.
Net Fee	$ 229,650.00
Narrative - Max Aggregate Offering Price	$ 1,500,000,000.00
Final Prospectus	true